ACQUISITION - Narrative (Details) - CAD ($) $ in Millions			12 Months Ended
	Aug. 01, 2024	Apr. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Loss on Acquisition (Note 4)			$ 0	$ 616
Deferred tax recovery			(81)	415
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures
Disclosure of detailed information about business combination [line items]
Purchase price consideration		$ 2,800			$ 5,194	$ 5,194
Liabilities incurred		327
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 2,600
Loss on Acquisition (Note 4)			$ 616
Deferred tax recovery				626
Goodwill				803	$ 803	$ 805
Acquisition-related costs				$ 24
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures | Aux Sable's U.S. Operations
Disclosure of detailed information about business combination [line items]
Purchase price consideration	$ 160
Ownership interest in joint venture		85.40%
Percentage of equity interest, remaining amount acquired	14.60%
Enbridge Inc.'s Interests In Alliance, Aux Sable, And NRGreen Joint Ventures | Cost | Goodwill
Disclosure of detailed information about business combination [line items]
Allocated goodwill		$ 380